Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 6 – Income Taxes

At year-end, components of the income tax expense consist of the following:

	(Dollars in thousands)
	2013	2012
Federal:
Current	$1,844	$1,754
Deferred	276	146
State:
Current	44	35
Deferred, net of valuation allowance	233	6
Income tax expense	$2,397	$1,941

Effective tax rates differ from the federal statutory rate of 34% applied to income before income taxes due to the following:

	(Dollars in thousands)
	2013	2012
Federal statutory rate	34%	34%
Tax expense at statutory rate	$3,235	$2,990
State tax, net of federal effect	183	27
Tax exempt income	(940)	(806)
Bank owned life insurance	(129)	(329)
Tax credits	-	-
Other	48	59
Total income tax expense	$2,397	$1,941

At year-end, the components of the net deferred tax asset recorded in the consolidated balance sheets are as follows:

	(Dollars in thousands)
	2013	2012
Deferred tax assets:
Bad debts	$2,754	$3,318
Deferred loan fees	96	99
Deferred compensation	483	486
Unrealized depreciation on securities available-for-sale, net	1,620	-
Net operating loss	642	875
Tax credits	78	73
Nonaccrual loan interest income	87	12
Restricted stock awards	35	26
REO writedowns	25	11
Unqualified DCP	60	55
Post retirement benefit	52	55
Other-than-temporary impairment	92	92
Accrued vacation	111	125
Impairment on land	75	75
Other	19	20
Total deferred tax assets	6,229	5,322

Deferred tax liabilities:
Depreciation	(1,232)	(1,284)
Prepaids	(270)	(272)
Mortgage servicing rights	(105)	(133)
Deferred stock dividends	(112)	(115)
Unrealized appreciation on securities available-for-sale, net	-	(1,246)
Post retirement unrealized gain	(42)	(40)
Other	(83)	(16)
Total deferred tax liabilities	(1,844)	(3,106)
Valuation allowance	(288)	(474)
Net deferred tax assets	$4,097	$1,742

At December 31, 2013, the Bancorp has a state net operating loss carry forward of approximately $13.9 million which will begin to expire in 2022 if not used. The Bancorp also has a state tax credit carry forward of approximately $119,000 which will begin to expire in 2017 if not used. A valuation allowance of $288,000 and $474,000 was provided at December 31, 2013 and 2012, respectively, for the state net operating loss and state tax credit.

The Bancorp qualified under provisions of the Internal Revenue Code, to deduct from taxable income a provision for bad debts in excess of the provision for such losses charged to income in the financial statements, if any. Accordingly, retained earnings at December 31, 2013 and 2012 includes, approximately $5,982,000 for which no provision for federal income taxes has been made. If, in the future this portion of retained earnings is used for any purpose other than to absorb bad debt losses, federal income taxes would be imposed at the then applicable rate. The unrecorded deferred income tax liability on the above amounts was approximately $2,034,000 at December 31, 2013 and 2012.

The Bancorp had no unrecognized tax benefits at any time during 2013 or 2012 and does not anticipate any significant increase or decrease in unrecognized tax benefits during 2014. Should the accrual of any interest or penalties relative to unrecognized tax benefits be necessary, it is the Bancorp's policy to record such accruals through income tax accounts. No such accruals existed at any time during 2013 or 2012.

The Bancorp and its subsidiaries are subject to United States Federal income tax as well as income tax of the states of Indiana and Illinois. The Bancorp is no longer subject to examination by taxing authorities for the years before 2010 for federal and 2009 for state.